LOANS (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule of loans by category

 The following table presents the Bank’s loans by category as of December 31, 2014 and 2013 (dollars in thousands):

	December 31, 2014	December 31, 2013
Commercial:
Commercial and industrial	$99,788	$94,702
Non-farm, nonresidential real estate	163,461	176,213
Construction and development	50,424	29,938
Commercial loans secured by real estate	27,937	26,940
Other commercial	41,185	26,582
Total commercial	382,795	354,375
Residential and consumer:
Consumer loans	9,536	10,957
Single family residential	229,559	213,763
Other retail	30,162	27,671
Total residential and consumer	269,257	252,391
	652,052	606,766
Less:
Allowance for possible loan losses	(7,934)	(8,595)
Total net loans	$644,118	$598,171

Schedule of details regarding the aging loan portfolio

The following table provides details regarding the aging of the Bank’s loan portfolio (dollars in thousands):

December 31, 2014	30 - 89 days past due	90 days and greater past due	Total past due	Current	Total loans
Retail:
Consumer	$79	$42	$121	$9,415	$9,536
Single family residential	2,756	464	3,220	226,339	229,559
Other retail	-	-	-	30,162	30,162
Retail total	2,835	506	3,341	265,916	269,257
Commercial:
Commercial and industrial	326	1,428	1,754	98,034	99,788
Non-farm, non-residential real estate	558	330	888	162,573	163,461
Construction and development	-	-	-	50,424	50,424
Commercial loans secured by real estate	148	172	320	27,617	27,937
All other commercial	10	1,092	1,102	40,083	41,185
Commercial total	1,042	3,022	4,064	378,731	382,795
Total	$3,877	$3,528	$7,405	$644,647	$652,052

December 31, 2013	30 - 89 days past due	90 days and greater past due	Total past due	Current	Total loans
Retail
Consumer loans	$182	$3	$185	$10,772	$10,957
Single family residential	3,805	83	3,888	209,875	213,763
Other retail	319	28	347	27,324	27,671
Retail total	4,306	114	4,420	247,971	252,391
Commercial
Commercial and industrial	428	1,328	1,756	92,946	94,702
Non-farm, non-residential real estate	393	-	393	175,820	176,213
Construction and development	-	28	28	29,910	29,938
Commercial loans secured by real estate	38	178	216	26,724	26,940
Other commercial	-	1,249	1,249	25,333	26,582
Commercial total	859	2,783	3,642	350,733	354,375
Total	$5,165	$2,897	$8,062	$598,704	$606,766

Summary of impaired loans by loan type

 The following table summarizes the impaired loans by loan type as of December 31, 2014 and 2013 (dollars in thousands):

December 31, 2014	Unpaid contractual principal balance	Recorded investment with no allowance	Recorded investment with allowance	Total recorded investment	Related allowance	Average recorded investment year to date	* Interest received	Interest accrued
Commercial:
Commercial and industrial	$3,760	$2,734	$217	$2,951	$9	$3,230	$97	$207
Non-farm, non-residential real estate	3,720	3,241	-	3,241	-	3,570	213	212
Commercial loans secured by real estate	1,053	564	166	730	33	826	67	77
Other commercial	1,256	1,092	-	1,092	-	1,171	89	84
Commercial total	9,789	7,631	383	8,014	42	8,797	466	580
Retail:
Single family residential	1,094	539	439	978	10	786	44	42
Other retail	425	411	-	411	-	369	17	19
Retail total	1,519	950	439	1,389	10	1,155	61	61
Total	$11,308	$8,581	$822	$9,403	$52	$9,952	$527	$641

December 31, 2013	Unpaid contractual principal balance	Recorded investment with no allowance	Recorded investment with allowance	Total recorded investment	Related allowance	Average recorded investment year to date	* Interest received	Interest accrued
Commercial:
Commercial and industrial	$2,190	$1,338	$234	$1,572	$16	$1,620	$23	$134
Non-farm, non-residential real estate	3,236	1,155	1,551	2,706	282	2,819	157	168
Construction and development	461	461	-	461	44	556	30	30
Other commercial	3,834	3,310	178	3,488	-	3,704	225	241
Commercial total	9,721	6,264	1,963	8,227	342	8,699	435	573
Retail:
Single family residential	1,121	568	419	987	118	1,044	52	55
Other retail	11	-	11	11	11	11	-	-
Retail total	1,132	568	430	998	129	1,055	52	55
Total	$10,853	$6,832	$2,393	$9,225	$471	$9,754	$487	$628

* Interest income received is recognized interest income and approximates cash basis.

Summary of nonaccrual loans by loan type

  Non-accrual loans, segregated by class of loans, were as follows at December 31, 2014 and 2013 (dollars in thousands):

	December 31, 2014	December 31, 2013
Retail:
Consumer	$42	$21
Single family residential	2,237	1,667
Retail total	2,279	1,688
Commercial:
Commercial and industrial	1,428	1,649
Nonfarm, nonresidential	409	737
Construction and development	-	68
Commercial real estate	172	6
Other commercial	1,092	1,248
Commercial total	3,101	3,708
Total	$5,380	$5,396

Schedule of troubled debt restructurings

Presented below, segregated by class of loans, are troubled debt restructurings that occurred during the twelve months ended December 31, 2014 and 2013:

	Twelve Months Ended December 31, 2014			Twelve Months Ended December 31, 2013
(dollars in thousands)	Number of Loans	Post- Modification Outstanding Balance	Net Charge-offs Resulting from Modifications	Number of Loans	Post- Modification Outstanding Balance	Net Charge-offs Resulting from Modifications
Commercial:
Nonfarm nonresidential	1	$4,357	$-	-	$-	$-
Retail:
Consumer	-	-	-	3	8	-
Single family residential	1	316	3	3	167	6
Total troubled debt restructurings	2	$4,673	$3	6	$175	$6

Schedule of risk grades and classified loans

    The following table presents risk grades and classified loans by class for years ended December 31, 2014 and 2013 (dollars in thousands):

December 31, 2014 Commercial loan portfolio: Credit risk profile by internally assigned grade	Commercial and industrial	Non-farm, non- residential real estate loans	Construction and development	Commercial loans secured by residential R/E	All other commercial loans	Commercial loan totals
Pass	$97,218	$159,136	$50,424	$27,610	$39,923	$374,311
Special mention	-	958	-	-	170	1,128
Substandard	2,570	3,367	-	327	1,092	7,356
Doubtful	-	-	-	-	-	-
TOTALS	$99,788	$163,461	$50,424	$27,937	$41,185	$382,795

Retail loan portfolio: Credit risk profiles based on delinquency status classification	Consumer loans	Single-family residential**	All other retail loans	Retail loan totals
Performing	$9,494	$226,637	$29,683	$265,814
Non-performing*	42	2,922	479	3,443
TOTALS	$9,536	$229,559	$30,162	$269,257

*Loans are classified as non-performing loans and are automatically placed on non-accrual status once they reach 90 days past due. For the purposes of this table all loans graded substandard or below are included in non-performing loans.

**Single-family residential loans includes first mortgages, closed-end second mortgages, residential construction loans, and home equity lines of credit (HELOC’s).

December 31, 2013 Commercial loan portfolio: Credit risk profile by internally assigned grade	Commercial and industrial	Non-farm, non- residential real estate loans	Construction and development	Commercial loans secured by residential R/E	All other commercial loans	Commercial loan totals
Pass	$92,155	$170,585	$29,463	$26,516	$24,131	$342,850
Special mention	836	3,883	-	-	179	4,898
Substandard	635	1,745	475	424	1,023	4,302
Doubtful	1,076	-	-	-	1,249	2,325
TOTALS	$94,702	$176,213	$29,938	$26,940	$26,582	$354,375

Retail loan portfolio: Credit risk profiles based on delinquency status classification	Consumer loans	Single-family residential**	All other retail loans	Retail loan totals
Performing	$10,936	$212,096	$27,643	$250,675
Non-performing*	21	1,667	28	1,716
TOTALS	$10,957	$213,763	$27,671	$252,391

*Loans are classified as non-performing loans and are automatically placed on non-accrual status once they reach 90 days past due. For the purposes of this table all loans graded substandard or below are included in non-performing loans.

**Single-family residential loans includes first mortgages, closed-end second mortgages, residential construction loans, and home equity lines of credit (HELOC’s).